Offerings	Sep. 01, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 50,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6.90
Offering Note	Calculated in accordance with Rule 457 (r) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 640,000.00
Offering Note	The maximum aggregate amount of the securities to which the amended prospectus relates is $690,000.00. The fee of $88.3840 was previously paid - Accession No. 0001104659-26-104200. The current fee due is $6.905.